Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total	$ 1,932,017	$ 1,436,673
Less: accumulated depreciation	(1,331,226)	(984,201)
Property and equipment, net	600,791	452,472
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,047,227	737,833
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	147,207	130,026
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	122,903	78,206
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	614,680	416,936
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total		$ 73,672